COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating leases, future minimum payments due [Abstract]
Operating leases, due in 2015	$ 7.7
Operating leases, due in 2016	4.3
Operating leases, due in 2017	2.5
Operating leases, due in 2018	1.8
Operating leases, due in 2019	1.4
Operating leases, due thereafter	1.8
Rent expense	$ 10.7	$ 10.6	$ 10.7